Condensed Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)		Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Dec. 17, 2020
Balance (in Shares) at Dec. 17, 2020	[1]
Net income (Loss)		(7,948)		(7,948)
Class B ordinary shares issued to Sponsor		25,000	24,137			$ 863
Class B ordinary shares issued to Sponsor (Shares)	[1]					8,625,000
Balance at Dec. 31, 2020		17,052	24,137	(7,948)		$ 863
Balance (in Shares) at Dec. 31, 2020						8,625,000	[1]
Sale of 34,500,000 Units, net of underwriting commissions and offering expenses		326,309,933	326,306,483		$ 3,450
Sale of 34,500,000 Units, net of underwriting commissions and offering expenses (in Shares)					34,500,000
Sale of 8,900,000 Private Warrants		8,900,000	8,900,000
Initial classification of warrant liability		(23,907,500)	(23,907,500)
Net income (Loss)		(4,901,560)		(4,901,560)
Change in ordinary shares subject to possible redemption		(335,773,905)	(311,323,120)	(33,680,583)	$ (3,450)
Change in ordinary shares subject to possible redemption (in Shares)					(34,500,000)
Balance at Mar. 31, 2021		(38,589,228)	0	(38,590,091)	$ 0	$ 863
Balance (in Shares) at Mar. 31, 2021					0	8,625,000
Net income (Loss)		9,245,674		9,245,674
Change in ordinary shares subject to possible redemption		(12,426)	0	(12,426)	$ 0
Change in ordinary shares subject to possible redemption (in Shares)					0
Balance at Jun. 30, 2021		(29,355,980)	0	(29,356,843)	$ 0	$ 863
Balance (in Shares) at Jun. 30, 2021					0	8,625,000
Net income (Loss)		(5,863,746)		(5,863,746)
Change in ordinary shares subject to possible redemption		(4,440)	0	(4,440)	$ 0	$ 0
Change in ordinary shares subject to possible redemption (in Shares)					0	0
Balance at Sep. 30, 2021		$ (35,224,166)	$ 0	$ (35,225,029)	$ 0	$ 863
Balance (in Shares) at Sep. 30, 2021					0	8,625,000

[1]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. All shares and associated amounts have been retroactively restated. (See Note 8.)